Accumulated Other Comprehensive Income (Notes)	9 Months Ended
Sep. 30, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Comprehensive Income (Loss) Note [Text Block]
Accumulated Other Comprehensive Income (AOCI)
Other comprehensive income (OCI) includes certain gains and losses that under GAAP are included in comprehensive income but are excluded from net income as these amounts are initially recorded as an adjustment to stockholders’ equity. Amounts in OCI may be reclassified to net income upon the occurrence of certain events.
Our OCI is comprised of foreign currency translation adjustments which are reclassified to net income upon sale or upon a complete or substantially complete liquidation of an investment in a foreign entity.
Changes in and reclassifications out of AOCI, net of tax, for the nine months ended September 30, 2015 were as follows (in thousands):

Currency Translation Adjustment (CTA)
Balance December 31, 2014	$2,398
Other comprehensive income (loss), net of tax	(7,293)
Balance September 30, 2015	$(4,895)